Business acquisition - Details of allocation of the purchase price as of the date of acquisition is summarized as follows (Details) ¥ in Thousands, $ in Thousands	Dec. 31, 2020 CNY (¥)	Dec. 31, 2020 USD ($)	Aug. 31, 2020 CNY (¥)	Dec. 31, 2019 CNY (¥)	Dec. 31, 2018 CNY (¥)
Details of allocation of the purchase price as of the date of acquisition is summarized as follows [Line Items]
Goodwill	¥ 10,904,409	$ 1,671,174		¥ 6,643,669	¥ 6,643,669
Kuayue Express [Member]
Details of allocation of the purchase price as of the date of acquisition is summarized as follows [Line Items]
Net assets acquired			¥ 1,110,375
Appreciation of property, equipment and software			362,148
Customer relationship			2,549,400
Goodwill			1,632,512
Deferred tax liabilities			(727,887)
Non-controlling interests			(1,960,692)
Total			¥ 2,965,856